GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 8,135	$ 6,249
Israel [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	7,614	5,931
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 521	$ 317